Common Stock, Warrants, Options, and Stock Compensation (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011 Year	Sep. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for Grant, Shares	779,750
Common Stock, Warrants, Options and Stock Compensation (Textual) [Abstract]
Minimum vesting period, Non-Employee Directors	1 year
Maximum vesting period, Non-Employee Directors	2 years
Vesting period	over five years
Minimum strike prices	$ 0.86
Maximum strike prices	$ 4.05
Number of restricted stock awards authorized	1,575,750
Number of treasury shares used to satisfy option exercises	0	10,000
Fair value of RSAs to be amortized	$ 20.8
Weighted average period over which costs amortized, options	4
Options expiring	10 years
Options contractual life	10 years
Previous Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for Grant, Shares	75,750